LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

SUPPLEMENT DATED MAY 14, 2021 TO THE

SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”),

EACH DATED SEPTEMBER 30, 2020, AS SUPPLEMENTED, OF

MARTIN CURRIE INTERNATIONAL UNCONSTRAINED EQUITY FUND (THE “FUND”)

On or about September 30, 2021 (the “Effective Date”), the Fund will implement revisions to its name and principal investment strategies to reflect its use of environmental, social and governance (“ESG”) criteria in its security selection process. More detail about these and related changes to the Fund’s Summary Prospectus, Prospectus and SAI are described below.

I.	Fund Name Change

On the Effective Date, the name of the Fund will change to Martin Currie International Sustainable Equity Fund. As a result, on the Effective Date, all references to “Martin Currie International Unconstrained Equity Fund” in the Summary Prospectus, Prospectus and SAI are hereby replaced with “Martin Currie International Sustainable Equity Fund.”

II.	Principal Investment Strategies Changes

On the Effective Date, the disclosure under the heading “Principal investment strategies” in the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced by the following:

Under normal market conditions, the fund pursues its objective by investing at least 80% of its net assets plus borrowings for investment purposes, if any, in equity and equity related securities of foreign companies and other investments with similar economic characteristics that meet the subadviser’s environmental, social and governance (“ESG”) criteria for the fund. (The fund does not currently intend to borrow for investment purposes.) Subject to the ESG criteria, the fund is generally unconstrained by any particular sector, geography or market capitalization. The subadviser focuses on companies that it believes have a strong history of, or future potential for, offering high and durable returns on invested capital over time and seeks to acquire securities of companies with reasonable valuations based on the subadviser’s assessment of the company’s long-term potential. When the subadviser identifies an opportunity it finds attractive, it aims to make a long-term capital commitment.

In identifying investments that meet ESG criteria, the subadviser assesses ESG factors through a proprietary analytical framework. This analysis may include such factors as shareholder rights, accounting standards, remuneration, board structure, supply chain, data protection, pollution/hazardous waste policies, water usage, and climate change policies. These factors are assessed both quantitatively and qualitatively, through the subadviser’s direct research and engagement process. Proprietary ESG ratings capture this analysis with companies assigned a risk rating on each of governance and sustainability (environmental and social) from 1 (low risk) to 5 (high risk). Companies with a rating of 4 or worse with respect to governance or sustainability (environment and social) will not be purchased for the fund’s portfolio. Because investing on the basis of ESG criteria involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the subadviser will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria. In addition, the fund seeks to avoid investing in companies that the subadviser has determined, based on its exclusionary criteria, to be significantly involved in certain business activities or industries, including the production of tobacco, production of weapons, the extraction of fossil fuels, or the mining of metals and minerals.

The equity securities in which the fund will invest may include common stocks, preferred stocks, securities convertible into common stock, depositary receipts, exchange traded funds (“ETFs”) and synthetic foreign equity securities, including international warrants and other instruments with similar economic characteristics. A synthetic foreign equity security is a type of derivative, typically issued by a bank or other financial institution, designed to replicate the economic exposure of buying an equity security directly in a particular foreign market. The fund may use synthetic foreign equity securities to obtain market exposure where direct access is not otherwise available. The fund may also enter into derivatives as a substitute for buying or selling securities; to obtain market exposure; and to manage cash.

The fund may seek investment opportunities in any foreign country and under normal market conditions will invest in or have exposure to securities of companies located in at least three foreign countries. The fund may invest without limit in securities of companies located in any foreign country, including countries with developed or emerging markets. The fund may invest in companies of any size and market capitalization but will typically invest in those companies with market capitalizations in excess of $3 billion. The fund’s portfolio is expected to be highly concentrated, with approximately 20-40 holdings.

Instances when the subadviser may sell a portfolio holding include the following:

•	Structural change in the business that the subadviser believes will have a negative impact on its long-term potential, in particular its return on investment capital;

•	If the proprietary governance or sustainability rating assigned by the subadviser to an issuer changes to a score worse than 4;

•

If the issuer becomes significantly involved in certain business activities or industries, including the production of tobacco, production of weapons, the extraction of fossil fuels, or the mining of metals and minerals;

•	Where valuation of the business is meaningfully above the subadviser’s assessment of fair valuation; and

•	Where the subadviser believes that other investments offer superior long-term potential.

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

III.	Principal Risks Changes

On the Effective Date, the ESG investment strategy risk set forth below is hereby added under the heading “Principal risks” in the Fund’s Summary Prospectus and Prospectus and under the headings “More on the fund’s investment strategies, investments and risks – More on risks of investing in the fund” in the Fund’s Prospectus.

ESG investment strategy risk. The fund’s ESG investment strategy limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The fund’s ESG investment strategy may result in the fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The fund may also underperform other funds that apply different ESG standards. In addition, the subadviser may be unsuccessful in creating a portfolio composed of companies that exhibit positive ESG characteristics.

IV.	Other Related Disclosure Changes

On the Effective Date, the related disclosure changes set forth below are hereby incorporated into the Fund’s Prospectus and SAI, as applicable.

•

The disclosure in the fourth paragraph under the heading “More on the fund’s investment strategies, investments and risks — Important information” in the Fund’s Prospectus is deleted in its entirety and replaced by the following:

Under normal market conditions, the fund pursues its objective by investing at least 80% of its net assets plus borrowings for investment purposes, if any, in equity and equity related securities of foreign companies and other investments with similar economic characteristics that meet the subadviser’s environmental, social and governance (“ESG”) criteria for the fund. (The fund does not currently intend to borrow for investment purposes.)

•

The disclosure in the last paragraph under the heading “More on the fund’s investment strategies, investments and risks — Selection process” in the Fund’s Prospectus is deleted in its entirety and replaced by the following:

Instances when the subadviser may sell a portfolio holding include the following:

•	Structural change in the business that the subadviser believes will have a negative impact on its long-term potential, in particular its return on investment capital;

•	If the proprietary governance or sustainability rating assigned by the subadviser to an issuer changes to a score worse than 4;

•

If the issuer becomes significantly involved in certain business activities or industries, including the production of tobacco, production of weapons, the extraction of fossil fuels, or the mining of metals and minerals;

•	Where valuation of the business is meaningfully above the subadviser’s assessment of fair valuation; and

•	Where the subadviser believes that other investments offer superior long-term potential.

•

The disclosure in the second bullet point under the heading “Investment Policies — Martin Currie International Unconstrained Equity Fund” in the Fund’s SAI is deleted in its entirety and replaced by the following:

Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets plus borrowings for investment purposes, if any, in equity and equity related securities of foreign companies and other investments with similar economic characteristics that meet the subadviser’s environmental, social and governance (“ESG”) criteria for the Fund. (The Fund does not currently intend to borrow for investment purposes.) The Fund may not change its 80% investment policy without providing shareholders at least 60 days’ prior notice.

The Fund’s investment objective and its fees and expenses will not change as a result of the revisions to the Fund’s principal investment strategies described above.

Please retain this supplement for future reference.

MCXX643493

3